UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

VARIABLE GLOBAL

HIGH YIELD BOND PORTFOLIO

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your insurance company or your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Variable Global High Yield Bond Portfolio for the six-month reporting period ended June 30, 2023. Please read on for Portfolio performance information during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset Variable Global High Yield Bond Portfolio

Performance review

For the six months ended June 30, 2023, Class I shares of Western Asset Variable Global High Yield Bond Portfolio1 returned 2.60%. The Portfolio’s unmanaged benchmark, the Bloomberg Global High Yield Index (Hedged) (USD)i, returned 4.94% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
6 months
Western Asset Variable Global High Yield Bond Portfolio:
Class I	2.60%
Class II	2.33%
Bloomberg Global High Yield Index (Hedged) (USD)	4.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class I and Class II shares were 7.96% and 7.72%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.79% and 1.04%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Western Asset Variable Global High Yield Bond Portfolio	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Portfolio’s share price. High yield bonds, commonly known as “junk” bonds, involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging or developing markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and possibility of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Global High Yield Index (Hedged) (USD) provides a broad-based measure of the global high-yield fixed income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, and Emerging Markets Hard Currency High Yield Indices.

IV	Western Asset Variable Global High Yield Bond Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2023 and December 31, 2022 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	2.60%	$1,000.00	$1,026.00	0.81%	$4.07	Class I	5.00%	$1,000.00	$1,020.78	0.81%	$4.06
Class II	2.33	1,000.00	1,023.30	1.07	5.37	Class II	5.00	1,000.00	1,019.49	1.07	5.36

2	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 75.6%
Communication Services — 14.2%
Diversified Telecommunication Services — 5.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	500,000		$400,099	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,510,000		2,722,710	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		491,415	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	250,000		177,723	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	450,000		322,264	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,160,000		697,107	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	150,000		129,115
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,180,000		1,148,149	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	850,000		808,053	(a)
Total Diversified Telecommunication Services					6,896,635
Interactive Media & Services — 0.9%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,190,000		979,251	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	500,000		225,534	(a)
Total Interactive Media & Services					1,204,785
Media — 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	400,000		333,436	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,130,000		1,611,979	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,760,000		1,595,986	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000		245,247
DISH DBS Corp., Senior Notes	7.750%	7/1/26	440,000		270,325
DISH DBS Corp., Senior Notes	5.125%	6/1/29	530,000		246,631
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000		775,485	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000		572,218	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000	EUR	129,914	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000		557,974	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	900,000		814,944	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	370,000		298,389	(a)
Total Media					7,452,528
Wireless Telecommunication Services — 2.6%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	250,000		242,729	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000		291,379	(a)

See Notes to Financial Statements.

4	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	310,000		$146,811	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	270,000		120,414	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,200,000		1,026,747	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000		577,162	(b)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000		434,714
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	810,000		674,376	(a)
Total Wireless Telecommunication Services					3,514,332
Total Communication Services					19,068,280
Consumer Discretionary — 26.2%
Automobile Components — 3.1%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	600,000		569,840
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,110,000		926,514
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,690,000		1,654,282	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,070,000		1,084,642	(a)
Total Automobile Components					4,235,278
Automobiles — 2.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	3,610,000		2,843,252
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000		357,882
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	600,000		514,456
Total Automobiles					3,715,590
Broadline Retail — 2.1%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	800,000	GBP	916,858	(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,360,000		1,882,913
Total Broadline Retail					2,799,771
Distributors — 0.4%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	570,000		592,045	(a)
Diversified Consumer Services — 3.9%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,190,000	EUR	1,136,731	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	980,000	EUR	936,132	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,240,000		1,068,409	(a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	100,000	EUR	111,574	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	830,000		701,059	(a)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Consumer Services — continued
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000	EUR	$713,358	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000		526,909	(a)
Total Diversified Consumer Services					5,194,172
Hotels, Restaurants & Leisure — 13.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000		403,846	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000	EUR	1,082,056	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000		492,519	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	580,000		518,386	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	560,000		594,595	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000		580,177	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000	EUR	686,334
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	640,000		527,424	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	300,000		290,758
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	7.135%	7/16/35	853,000	GBP	807,069	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	550,000		456,955	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,350,000		1,300,415	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,340,000		1,254,861	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,030,000		927,947	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000		845,343	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000		474,523	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,020,000		952,205	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,020,000	GBP	2,375,047	(b)
Sands China Ltd., Senior Notes	5.900%	8/8/28	500,000		477,075
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000		166,858
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	250,000	EUR	253,022	(b)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	200,000		210,138	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000		609,074	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000		91,841	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	760,000	GBP	775,364	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	500,000		488,070	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	380,000		331,995	(a)

See Notes to Financial Statements.

6	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	300,000		$252,384	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	350,000		348,195	(a)
Total Hotels, Restaurants & Leisure					18,574,476
Household Durables — 0.1%
Victoria PLC, Senior Secured Notes	3.625%	8/24/26	160,000	EUR	144,366	(b)
Total Consumer Discretionary					35,255,698
Consumer Staples — 1.2%
Beverages — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,140,000		1,054,391	(a)
Consumer Staples Distribution & Retail — 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	170,000	GBP	185,628	(a)
Food Products — 0.3%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	420,000		397,686	(a)
Total Consumer Staples					1,637,705
Energy — 7.9%
Energy Equipment & Services — 0.6%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000		274,783	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	670,000		612,982	(a)
Total Energy Equipment & Services					887,765
Oil, Gas & Consumable Fuels — 7.3%
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	220,000		205,653
Ecopetrol SA, Senior Notes	8.875%	1/13/33	610,000		604,568
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000		617,476
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	130,000		99,946	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	770,000		688,200	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,090,000		926,960	(c)(d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000		243,090	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000		314,070
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000		1,148,388	(a)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	$1,117,170
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	902,607
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000	583,576
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	320,000	298,924
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	770,000	679,726
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	530,000	503,036	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	340,000	343,232	(a)
YPF SA, Senior Notes	6.950%	7/21/27	645,000	530,129	(a)
Total Oil, Gas & Consumable Fuels				9,806,751
Total Energy				10,694,516
Financials — 7.0%
Banks — 4.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	603,720	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	364,446	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	970,000	842,574	(a)(c)
Comerica Bank, Senior Notes	2.500%	7/23/24	520,000	489,242
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,520,000	1,879,943	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	632,144	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	560,000	558,069	(a)
Total Banks				5,370,138
Capital Markets — 1.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,167,777	(a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	241,230	(c)(d)

See Notes to Financial Statements.

8	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,200,000		$93,125	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	450,000		19,048	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	940,000		39,790	*(a)(c)(d)(e)
Total Capital Markets					1,560,970
Financial Services — 1.8%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,668,827		2,446,087	(a)(f)
Total Financials					9,377,195
Health Care — 3.5%
Health Care Providers & Services — 0.4%
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000		475,619
Pharmaceuticals — 3.1%
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000		507,598	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000	GBP	400,616	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	250,000		185,249	*(a)(e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	3,030,000		2,718,837
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	470,000		435,372
Total Pharmaceuticals					4,247,672
Total Health Care					4,723,291
Industrials — 8.8%
Aerospace & Defense — 0.2%
Bombardier Inc., Senior Notes	7.125%	6/15/26	350,000		348,017	(a)
Commercial Services & Supplies — 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	690,000		581,239	(a)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Services & Supplies — continued
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		$939,300
CoreCivic Inc., Senior Notes	4.750%	10/15/27	740,000		634,452
Total Commercial Services & Supplies					2,154,991
Construction & Engineering — 0.1%
Apollo Swedish Bidco AB, Senior Secured Notes (3 mo. Euribor + 5.000%)	8.587%	7/5/29	130,000	EUR	137,610	(a)(c)(g)
Electrical Equipment — 0.3%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000		367,010	(a)
Machinery — 0.9%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000	EUR	170,288	(b)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000	EUR	998,795	(a)
Total Machinery					1,169,083
Passenger Airlines — 3.7%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	700,000		664,919	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000		358,228	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000		208,234	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	490,000		476,221	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,038,000		1,046,781	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	200,000		201,673	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,270,000		2,070,394	(a)
Total Passenger Airlines					5,026,450
Trading Companies & Distributors — 2.0%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000		345,608	(a)
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		705,812	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,920,000		1,664,410	(a)
Total Trading Companies & Distributors					2,715,830
Total Industrials					11,918,991
Information Technology — 0.2%
IT Services — 0.2%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000		248,767	(a)

See Notes to Financial Statements.

10	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 3.9%
Chemicals — 1.0%
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000	EUR	$125,287	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	690,000		630,336	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000		599,167
Total Chemicals					1,354,790
Containers & Packaging — 2.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	400,000		324,650	(a)(f)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000		570,360	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000		424,193	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	830,000		689,753
Ball Corp., Senior Notes	3.125%	9/15/31	430,000		354,234
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	750,000		611,343	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000		575,521
Total Containers & Packaging					3,550,054
Metals & Mining — 0.3%
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	400,000		410,452	(a)
Total Materials					5,315,296
Real Estate — 2.0%
Health Care REITs — 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	590,000		430,470
Hotel & Resort REITs — 1.0%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,120,000		985,800
Service Properties Trust, Senior Notes	4.950%	10/1/29	380,000		295,402
Total Hotel & Resort REITs					1,281,202
Real Estate Management & Development — 0.7%
China Aoyuan Group Ltd., Senior Secured Notes	—	1/23/22	400,000		21,198	*(b)(h)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000		48,875	*(b)(e)
Heimstaden AB, Senior Notes	4.250%	3/9/26	600,000	EUR	358,336	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	120,000	EUR	108,559	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	550,000	EUR	422,213	(b)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Management & Development — continued
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	—	2/4/23	200,000	$9,337	*(b)(h)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	900,000	42,015	*(b)(e)
Total Real Estate Management & Development				1,010,533
Total Real Estate				2,722,205
Utilities — 0.7%
Electric Utilities — 0.2%
Eskom Holdings SOC Ltd.	4.314%	7/23/27	370,000	327,934	(b)
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	612,225	(a)
Total Utilities				940,159
Total Corporate Bonds & Notes (Cost — $117,256,795)				101,902,103
Sovereign Bonds — 13.6%
Angola — 0.7%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	355,908	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	523,326	(a)
Total Angola				879,234
Argentina — 1.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002	62,958
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	343,917	115,063
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	1,349,180	405,843
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	2,877,078	1,104,079	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	166,668	125,834	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	269,100	(a)
Total Argentina				2,082,877
Bahamas — 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	239,284	(a)

See Notes to Financial Statements.

12	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	$407,085	(a)
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	650,000	491,725
Costa Rica — 0.3%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	341,963	(a)
Dominican Republic — 1.8%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	450,323	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	360,349	(a)
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	600,000	599,092	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	128,046	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	349,993	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	546,117	(a)
Total Dominican Republic				2,433,920
Ecuador — 0.3%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	371,958	(a)
Egypt — 0.6%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	169,888	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	197,832	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	435,560	(a)
Total Egypt				803,280
Ivory Coast — 0.8%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	113,389	106,059	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	922,662	(a)
Total Ivory Coast				1,028,721

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Jordan — 0.6%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000		$795,112	(a)
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000		261,002	(a)
Mexico — 1.8%
Mexican Bonos, Bonds	7.750%	5/29/31	3,500,000	MXN	193,513
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000	MXN	1,201,857
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,140,000	MXN	426,876
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	700,000		583,663
Total Mexico					2,405,909
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		227,206	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000		294,278	(a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		168,231	(a)
Total Nigeria					689,715
Panama — 1.0%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,700,000		1,303,333
Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000		449,196	(a)
Russia — 0.5%
Russian Federal Bond — OFZ	8.150%	2/3/27	34,070,000	RUB	189,764	*(e)(i)
Russian Federal Bond — OFZ	7.050%	1/19/28	88,573,000	RUB	493,337	*(e)(i)
Russian Federal Bond — OFZ	6.900%	5/23/29	98,650,000	RUB	55,112	*(e)(i)
Total Russia					738,213
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000		330,761	(a)
South Africa — 0.2%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		269,737
Turkey — 1.3%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	840,000		752,618

See Notes to Financial Statements.

14	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Turkey — continued
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000	$626,251
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	680,000	438,192
Total Turkey				1,817,061
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/28	200,000	48,449	*(a)(e)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	600,000	140,287	*(a)(e)
Total Ukraine				188,736
Total Sovereign Bonds (Cost — $23,870,386)				18,328,822
U.S. Government & Agency Obligations — 2.5%
U.S. Government Obligations — 2.5%
U.S. Treasury Notes	4.125%	1/31/25	50,000	49,223
U.S. Treasury Notes	3.500%	9/15/25	180,000	175,166
U.S. Treasury Notes	1.500%	1/31/27	1,000,000	906,016
U.S. Treasury Notes	2.750%	5/31/29	1,000,000	931,211
U.S. Treasury Notes	3.500%	2/15/33	1,350,000	1,315,195
Total U.S. Government & Agency Obligations (Cost — $3,463,870)				3,376,811
Convertible Bonds & Notes — 1.4%
Communication Services — 1.0%
Media — 1.0%
DISH Network Corp., Senior Notes	2.375%	3/15/24	700,000	623,000
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,480,000	758,500
Total Communication Services				1,381,500
Industrials — 0.4%
Passenger Airlines — 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	590,000	479,670
Total Convertible Bonds & Notes (Cost — $2,628,469)				1,861,170
Asset-Backed Securities — 0.4%
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost — $593,606)	10.940%	10/15/31	600,000	528,072	(a)(c)
Senior Loans — 0.2%
Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%) (Cost — $371,954)	8.717%	4/13/28	500,000	326,665	(c)(j)(k)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)

Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $6,358)		5/28/28	6,640	$2,019	*

			Shares
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd. (Cost — $613,437)			75,024,286	0	*(i)(l)(m)
Total Investments before Short-Term Investments (Cost — $148,804,875)				126,325,662

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 3.7%
U.S. Treasury Bills — 0.9%
U.S. Treasury Bills (Cost — $1,242,930)	4.950%	8/10/23	1,250,000	1,243,234	(n)

			Shares
Money Market Funds — 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,802,472)	5.044%		3,802,472	3,802,472	(o)(p)
Total Short-Term Investments (Cost — $5,045,402)				5,045,706
Total Investments — 97.4% (Cost — $153,850,277)				131,371,368
Other Assets in Excess of Liabilities — 2.6%				3,450,337
Total Net Assets — 100.0%				$134,821,705

See Notes to Financial Statements.

16	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on this security is currently in default as of June 30, 2023.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The maturity principal is currently in default as of June 30, 2023.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Value is less than $1.

(n)	Rate shown represents yield-to-maturity.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2023, the total market value of investments in Affiliated Companies was $3,802,472 and the cost was $3,802,472 (Note 8).

Abbreviation(s) used in this schedule:

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Variable Global High Yield Bond Portfolio

At June 30, 2023, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro	18	9/23	$2,434,207	$2,464,425	$(30,218)

At June 30, 2023, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,515	EUR	24,375	Bank of America N.A.	7/18/23	$(108)
USD	5,169,633	EUR	4,712,892	Bank of America N.A.	7/18/23	22,193
EUR	254,804	USD	273,789	BNP Paribas SA	7/18/23	4,508
USD	108,113	EUR	100,000	BNP Paribas SA	7/18/23	(1,107)
MXN	495,545	USD	26,827	Morgan Stanley & Co. Inc.	7/18/23	2,019
USD	5,255,759	GBP	4,214,554	Morgan Stanley & Co. Inc.	7/18/23	(97,426)
EUR	214,077	USD	236,711	Citibank N.A.	7/19/23	(2,883)
Net unrealized depreciation on open forward foreign currency contracts						$(72,804)

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

Summary of Investments by Country**
United States	43.2%
United Kingdom	6.8
Mexico	4.7
Germany	3.7
Luxembourg	3.6
Brazil	2.6
Turkey	2.4
Italy	2.4
Israel	2.4
Argentina	2.4
Cayman Islands	2.3
Dominican Republic	1.9
Colombia	1.7
Sweden	1.3
Macau	1.3
Canada	1.0

See Notes to Financial Statements.

18	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Summary of Investments by Country** (cont’d)
Panama	1.0%
South Africa	0.9
Peru	0.9
Gibraltar	0.8
Guatemala	0.8
Ivory Coast	0.8
Angola	0.7
Egypt	0.6
Jordan	0.6
Russia	0.6
Nigeria	0.5
France	0.5
Poland	0.5
Hong Kong	0.4
Paraguay	0.3
Netherlands	0.3
Zambia	0.3
Bahrain	0.3
Ecuador	0.3
Costa Rica	0.3
Senegal	0.3
Kenya	0.2
Bahamas	0.2
Ukraine	0.1
Spain	0.1
Switzerland	0.1
China	0.1
Short-Term Investments	3.8
100.0%

**	As a percentage of total investments. Please note that the Portfolio holdings are as of June 30, 2023 and are subject to change.

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $150,047,805)	$127,568,896
Investments in affiliated securities, at value (Cost — $3,802,472)	3,802,472
Foreign currency, at value (Cost — $737,499)	740,356
Cash	1,000,555
Interest receivable	1,958,630
Deposits with brokers for open futures contracts	136,630
Receivable for Portfolio shares sold	104,050
Receivable for securities sold	91,555
Unrealized appreciation on forward foreign currency contracts	28,720
Dividends receivable from affiliated investments	10,537
Prepaid expenses	138
Total Assets	135,442,539

Liabilities:
Payable for securities purchased	333,888
Unrealized depreciation on forward foreign currency contracts	101,524
Investment management fee payable	76,520
Payable for Portfolio shares repurchased	36,375
Service and/or distribution fees payable	12,130
Payable to brokers — net variation margin on open futures contracts	9,563
Trustees’ fees payable	594
Accrued expenses	50,240
Total Liabilities	620,834
Total Net Assets	$134,821,705

Net Assets:
Par value (Note 7)	$224
Paid-in capital in excess of par value	179,061,071
Total distributable earnings (loss)	(44,239,590)
Total Net Assets	$134,821,705

Net Assets:
Class I	$74,780,602
Class II	$60,041,103

Shares Outstanding:
Class I	12,615,982
Class II	9,771,246

Net Asset Value:
Class I	$5.93
Class II	$6.14

See Notes to Financial Statements.

20	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$4,914,618
Dividends from unaffiliated investments	2,467
Dividends from affiliated investments	29,054
Less: Foreign taxes withheld	(6,348)
Total Investment Income	4,939,791

Expenses:
Investment management fee (Note 2)	466,387
Service and/or distribution fees (Notes 2 and 5)	71,822
Fund accounting fees	36,040
Audit and tax fees	20,461
Shareholder reports	7,048
Legal fees	4,790
Custody fees	1,966
Trustees’ fees	1,381
Transfer agent fees (Note 5)	1,126
Commitment fees (Note 9)	591
Insurance	422
Miscellaneous expenses	3,206
Total Expenses	615,240
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(504)
Net Expenses	614,736
Net Investment Income	4,325,055

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(4,014,644)
Futures contracts	4,883
Forward foreign currency contracts	(670,801)
Foreign currency transactions	32,022
Net Realized Loss	(4,648,540)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,201,345
Futures contracts	(23,558)
Forward foreign currency contracts	406,364
Foreign currencies	(8,499)
Change in Net Unrealized Appreciation (Depreciation)	3,575,652
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,072,888)
Increase in Net Assets From Operations	$3,252,167

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$4,325,055	$7,503,216
Net realized loss	(4,648,540)	(5,408,666)
Change in net unrealized appreciation (depreciation)	3,575,652	(24,491,647)
Increase (Decrease) in Net Assets From Operations	3,252,167	(22,397,097)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(9,050,016)
Decrease in Net Assets From Distributions to Shareholders	—	(9,050,016)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	7,049,747	16,808,951
Reinvestment of distributions	—	9,050,016
Cost of shares repurchased	(8,696,084)	(25,540,242)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(1,646,337)	318,725
Increase (Decrease) in Net Assets	1,605,830	(31,128,388)

Net Assets:
Beginning of period	133,215,875	164,344,263
End of period	$134,821,705	$133,215,875

See Notes to Financial Statements.

22	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$5.78	$7.19	$7.43	$7.19	$6.65	$7.30

Income (loss) from operations:
Net investment income	0.19	0.34	0.34	0.35	0.40	0.39
Net realized and unrealized gain (loss)	(0.04)	(1.32)	(0.24)	0.18	0.53	(0.66)
Total income (loss) from operations	0.15	(0.98)	0.10	0.53	0.93	(0.27)

Less distributions from:
Net investment income	—	(0.43)	(0.34)	(0.29)	(0.39)	(0.38)
Return of capital	—	—	—	(0.00) [3]	—	—
Total distributions	—	(0.43)	(0.34)	(0.29)	(0.39)	(0.38)

Net asset value, end of period	$5.93	$5.78	$7.19	$7.43	$7.19	$6.65
Total return[4]	2.60%	(13.72)%	1.33%	7.32%	14.39%	(3.92)%

Net assets, end of period (000s)	$74,781	$76,863	$99,346	$103,974	$109,173	$117,707

Ratios to average net assets:
Gross expenses	0.82%[5]	0.79%	0.82%	0.84%	0.83%	0.85%
Net expenses[6]	0.81 [5,7]	0.79 [7]	0.82 [7]	0.84 [7]	0.83 [7]	0.85
Net investment income	6.59 [5]	5.37	4.49	4.89	5.56	5.37

Portfolio turnover rate	17%	58%	73%	98%	78%	103%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$6.00	$7.44	$7.68	$7.43	$6.86	$7.52

Income (loss) from operations:
Net investment income	0.19	0.34	0.33	0.34	0.39	0.38
Net realized and unrealized gain (loss)	(0.05)	(1.37)	(0.25)	0.19	0.56	(0.68)
Total income (loss) from operations	0.14	(1.03)	0.08	0.53	0.95	(0.30)

Less distributions from:
Net investment income	—	(0.41)	(0.32)	(0.28)	(0.38)	(0.36)
Return of capital	—	—	—	(0.00) [3]	—	—
Total distributions	—	(0.41)	(0.32)	(0.28)	(0.38)	(0.36)

Net asset value, end of period	$6.14	$6.00	$7.44	$7.68	$7.43	$6.86
Total return[4]	2.33%	(13.87)%	1.04%	7.12%	14.01%	(4.16)%

Net assets, end of period (000s)	$60,041	$56,353	$64,999	$50,137	$42,186	$29,432

Ratios to average net assets:
Gross expenses	1.07%[5]	1.04%	1.07%	1.10%	1.08%	1.11%
Net expenses[6]	1.07 [5,7]	1.03 [7]	1.07 [7]	1.10 [7]	1.08 [7]	1.11
Net investment income	6.36 [5]	5.16	4.26	4.63	5.29	5.16

Portfolio turnover rate	17%	58%	73%	98%	78%	103%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

26	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$101,902,103	—		$101,902,103
Sovereign Bonds	—	17,590,609	$738,213		18,328,822
U.S. Government & Agency Obligations	—	3,376,811	—		3,376,811
Convertible Bonds & Notes	—	1,861,170	—		1,861,170
Asset-Backed Securities	—	528,072	—		528,072
Senior Loans	—	326,665	—		326,665
Warrants	$2,019	—	—		2,019
Common Stocks	—	—	0	*	0	*
Total Long-Term Investments	2,019	125,585,430	738,213		126,325,662
Short-Term Investments†:
U.S. Treasury Bills	—	1,243,234	—		1,243,234
Money Market Funds	3,802,472	—	—		3,802,472
Total Short-Term Investments	3,802,472	1,243,234	—		5,045,706
Total Investments	$3,804,491	$126,828,664	$738,213		$131,371,368
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$28,720	—		$28,720
Total	$3,804,491	$126,857,384	$738,213		$131,400,088

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other Financial Instruments:
Futures Contracts††	$30,218	—	—		$30,218
Forward Foreign Currency Contracts††	—	$101,524	—		101,524
Total	$30,218	$101,524	—		$131,742

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(e) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and

28	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

30	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $101,524. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to Western Asset the day-to-day portfolio management of the Portfolio. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $504, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense

32	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2023, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA. For the six months ended June 30, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$19,979,114	$2,626,354
Sales	19,256,494	6,189,356

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$153,850,277	$1,192,842	$(23,671,751)	$(22,478,909)
Futures contracts	—	—	(30,218)	(30,218)
Forward foreign currency contracts	—	28,720	(101,524)	(72,804)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$28,720

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Futures contracts[2]	$30,218
Forward foreign currency contracts	101,524
Total	$131,742

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$4,883
Forward foreign currency contracts	(670,801)
Total	$(665,918)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Futures contracts	$(23,558)
Forward foreign currency contracts	406,364
Total	$382,806

During the six months ended June 30, 2023, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$2,437,361
Forward foreign currency contracts (to buy)	388,347
Forward foreign currency contracts (to sell)	10,261,250

34	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$22,193	$(108)	$22,085	—	$22,085
BNP Paribas SA	4,508	(1,107)	3,401	—	3,401
Citibank N.A.	—	(2,883)	(2,883)	—	(2,883)
Morgan Stanley & Co. Inc.	2,019	(97,426)	(95,407)	—	(95,407)
Total	$28,720	$(101,524)	$(72,804)	—	$(72,804)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$760
Class II	$71,822	366
Total	$71,822	$1,126

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$285
Class II	219
Total	$504

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class I	—	$5,382,107
Class II	—	3,667,909
Total	—	$9,050,016

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	398,006	$2,360,380	855,578	$5,485,978
Shares issued on reinvestment	—	—	914,733	5,382,107
Shares repurchased	(1,075,275)	(6,323,002)	(2,294,763)	(14,618,568)
Net decrease	(677,269)	$(3,962,622)	(524,452)	$(3,750,483)
Class II
Shares sold	772,337	$4,689,367	1,705,058	$11,322,973
Shares issued on reinvestment	—	—	600,953	3,667,909
Shares repurchased	(390,847)	(2,373,082)	(1,649,092)	(10,921,674)
Net increase	381,490	$2,316,285	656,919	$4,069,208

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,019,727	$11,779,647	11,779,647	$8,996,902	8,996,902

36	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$29,054	—	$3,802,472

9. Redemption facility

The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the six months ended June 30, 2023.

10. Deferred capital losses

As of December 31, 2022, the Portfolio had deferred capital losses of $20,835,376, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the

Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments was impaired. The Portfolio could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Portfolio’s performance and the value of an investment in the Portfolio, even beyond any direct exposure the Portfolio may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2023, the Portfolio had 0.55% of its net assets invested in securities with significant economic risk or exposure to Russia.

38	Western Asset Variable Global High Yield Bond Portfolio 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

Western Asset Variable Global High Yield Bond Portfolio	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified by Broadridge as high yield funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2022 was below the median. The Board noted that the Fund’s performance trailed the performance of

40	Western Asset Variable Global High Yield Bond Portfolio

its benchmark index for the 1-, 3-, 5-, and 10-year periods ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of high yield funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were above the median of the peer group. The Board also noted the relatively small size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not

Western Asset Variable Global High Yield Bond Portfolio	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

42	Western Asset Variable Global High Yield Bond Portfolio

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Western Asset Variable Global High Yield Bond Portfolio	43

Statement regarding liquidity risk management program (unaudited) (cont’d)

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

44	Western Asset Variable Global High Yield Bond Portfolio

Western Asset

Variable Global High Yield Bond Portfolio

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Variable Global High Yield Bond Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Variable Global High Yield Bond Portfolio

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

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Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

FDXX010090 08/23 SR23-4724

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 18, 2023